Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2021, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, including the royalties and minimum marketing expenditure commitment for the games licensed by Blizzard, as well as other commitments related to office machines and services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for	Office Machines
	Service Fee	Capital	Licensed Content	and Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2022	567,587	1,351,873	2,137,667	267,365	4,324,492
2023	443,086	974,206	1,410,615	41,017	2,868,924
2024	333,939	28,612	2,542	13,214	378,307
2025	131,968	75,151	242	178	207,539
Beyond 2025	153,778	—	859,154	—	1,012,932
	1,630,358	2,429,842	4,410,220	321,774	8,792,194